LEASES - Summary of Lease Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Interest on lease liabilities	$ 3.5	$ 1.8
Depreciation charge of right-of-use assets	19.5	10.7
Expense relating to short-term leases	3.7	3.5
Total amount recognized in profit or loss	$ 26.7	$ 16.0